Income taxes	12 Months Ended
Dec. 31, 2015
Income taxes
Income taxes

12.Income taxes

Cayman Islands and Hong Kong

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed. Queen’s Road is incorporated in Hong Kong and is subject to Hong Kong profits tax rate of 16.5% for the years ended December 31, 2013, 2014 and 2015.

PRC

The Company’s PRC subsidiaries and Affiliated PRC Entities are subject to the statutory rate of 25%, unless otherwise specified, in accordance with the Enterprise Income Tax law (the “EIT Law”), which was effective since January 1, 2008.

Both the WFOE and Qunar.com were recognized as qualified HNTEs in December 2009 and hence were eligible for a 15% preferential tax rate for 2010 and 2011. Both recognitions were renewed on October 2012 and July 21 2015, and hence the WFOE and our Qunar.com are eligible for a 15% preferential tax rate effective from 2012 to 2017.

Under the EIT Law, dividends paid by PRC enterprises out of profits earned post-2007 to non-PRC tax resident investors are subject to PRC withholding tax at 10%. A lower withholding tax rate may be applied based on applicable tax treaty with certain jurisdictions.

Loss before income taxes consists of:

	Years ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
Non-PRC	(54,602)	(954,438)	(5,190,211)	(801,230)
PRC	(91,595)	(874,903)	(2,130,496)	(328,892)

	(146,197)	(1,829,341)	(7,320,707)	(1,130,122)

The income tax expense is comprised of:

	Years ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
Current	49,528	32,742	80,669	12,453
Deferred	(8,436)	(15,182)	(57,885)	(8,936)

	41,092	17,560	22,784	3,517

A reconciliation of the differences between the statutory tax rate and the effective tax rate for enterprise income tax is as follows:

		Years ended December 31,
		2013	2014	2015
	Notes	RMB	RMB	RMB	US$
Loss before income tax		(146,197)	(1,829,341)	(7,320,707)	(1,130,122)
Expected taxation at PRC EIT statutory rate of 25%		(36,549)	(457,335)	(1,830,177)	(282,531)
Effect of different tax rates in different jurisdictions		14,426	239,800	1,296,116	200,086
Research & development super-deduction		(22,767)	(33,391)	(43,049)	(6,646)
Effect of lower tax rate applicable to HNTE		(20,502)	49,341	200,158	30,899
Late payment interest		1,533	9,256	10,742	1,658
Adjustment of estimated income tax accruals		—	1,759	3,021	467
Deemed revenue	(i)	95,441	113,474	34,806	5,373
Non-deductible expenses		2,668	14,860	25,863	3,993
Changes in valuation allowance		7,446	81,496	326,569	50,413
Non-taxable income		(604)	(1,700)	(1,265)	(195)

Income tax expense		41,092	17,560	22,784	3,517

(i)

The Company acts as an agent for its travel facilitating services including transportation insurance policies (the “Transportation Insurance Arrangements”) in accordance with ASC 605 and therefore, the Company presents revenues from such transactions on a net basis in the consolidated statements of comprehensive loss. Under the current PRC tax laws and regulations, the Company’s existing business arrangement more likely than not will subject the Company to income taxes on a gross basis for the Aviation Insurance Arrangements. The difference between the net revenue and the gross revenue is recognized as deemed revenue for additional income taxes. The associated income tax expense is calculated by applying the applicable tax rate to the deemed revenue amount and includes the late payment interest based on the applicable tax rules. The majority of the liabilities for unrecognized tax benefits represent tax positions taken with respect to deemed revenue. The unrecognized tax benefits are recorded in non-current liabilities in the consolidated balance sheets.

The significant components of deferred taxes are as follows:

	Years ended December 31
	2014	2015
	RMB	RMB	US$
Deferred tax assets, current portion:
Advertising expenses	163	115,671	17,857
Bad debt expenses	1,878	3,299	509
Expense cut-off	—	—	—
Accrued expenses	77,753	170,603	26,336
Accrued salaries and welfare payable	30,549	7,839	1,210
Interest of borrowings	—	3,674	567
Less: valuation allowance	(87,484)	(220,573)	(34,050)

Current deferred tax assets	22,859	80,513	12,429

Deferred tax assets, non-current portion:
Advertising expenses	6	—	—
Depreciation expenses	525	985	152
Tax loss carry forward	12,634	195,915	30,244
Impairment of long-term investments	—	9,856	1,522
Less: valuation allowance	(13,165)	(206,645)	(31,901)

Non-current deferred tax assets	—	111	17

Deferred tax liabilities, non-current portion:
Intangible asset	—	(1,318)	(203)

Valuation allowances have been provided on the deferred tax assets where, based on all available evidence, it was considered more likely than not that some portion or all of the recorded deferred tax assets will not be realized in future periods. The Company recorded a full valuation allowance against deferred tax assets of the WFOE and certain Affiliated PRC Entities that were in a cumulative loss position, respectively, as of December 31, 2013, 2014 and 2015.

As of December 31, 2015, the Group had net operating tax loss carry forwards amounted toRMB1,255,770(US$193,857),which will expire from 2018 to 2021 if not used.

Unrecognized tax benefits

As of December 31, 2014 and 2015, the Company recorded RMB152,865 and RMB181,589 (US$28,033) of unrecognized tax benefits, which primarily represent the estimated income tax expenses the Company would pay should its income tax return have been prepared in accordance with the current PRC tax laws and regulations. It is possible that the amount accrued will change in the next 12 months; however, an estimate of the range of the possible change cannot be made at this time.

As of December 31, 2014 and 2015, unrecognized tax benefits of RMB58,818 and RMB70,117 (US$10,824), respectively, if ultimately recognized will impact the effective tax rate.

The unrecognized tax benefit is as follows:

	Years ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
Balance at January 1	32,782	83,677	152,865	23,599
Additions based on tax positions related to the current year	53,745	67,798	23,408	3,614
Additions based on tax positions related to the prior years	—	6,401	79,737	12,309
Reductions based on tax positions related to prior years	(2,850)	(5,011)	(74,421)	(11,489)

Balance at December 31	83,677	152,865	181,589	28,033

During the years ended December 31, 2013, 2014 and 2015, the Company recognized late payment interest expense of RMB1,533, RMB9,256 and RMB10,742 (US$1,658), and penalties of nil, nil and nil, respectively, as part of income tax expense. The Company had accrued approximately RMB11,597 and RMB22,339 (US$3,449) for the late payment of interest as of December 31, 2014 and 2015, respectively.

As of December 31, 2015, the tax years ended December 31, 2010 through 2015 for the Company’s PRC subsidiaries and the Affiliated PRC Entities remain subject to examination by the PRC tax authorities.